OTHER PAYABLES AND ACCRUALS (Other Payables and Accrued Liabilities) (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Financial liabilities
Transaction deposit of mining right acquisition (Note 20 (b))		$ 10,452	¥ 75,815
Accrued expenses		1,061	7,689	6,444
Deposits from customers		42	305	305
Financial liabilities		11,555	83,809	6,749
Penalties related to income tax		751	5,450	4,611
Taxes other than income tax payable	[1]	451	3,268	1,885
Accrued payroll		372	2,697	3,108
Others		110	798	371
Total other payables		1,684	12,213	9,975
Total		$ 13,239	¥ 96,022	¥ 16,724

[1]	Taxes other than income taxes payable mainly comprise accruals for output value-added tax, city construction tax and education surcharge.